Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands			12 Months Ended
	Apr. 01, 2019	May 01, 2018	Dec. 31, 2019 CNY (¥) Customer Segment	Dec. 31, 2019 USD ($) Customer Segment	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB			6.9618						6.9618
Goodwill			¥ 1,504,278		¥ 1,504,278				$ 216,076,000
Goodwill, impairment loss | $				$ 0		$ 0		$ 0
Deferred revenue, revenue recognized			¥ 1,510,726	217,002,000
Contract liability | $				$ 0
Revenue, practical expedient, remaining performance obligation			true	true
Revenue, practical expedient, incremental cost of obtaining contract			true	true
Advertising expenditures			¥ 1,649,660	$ 236,959,000	1,047,160		¥ 767,528
Number of operating segment | Segment			1	1
Total expenses for employee benefits			¥ 344,829	$ 49,532,000	¥ 319,491		¥ 270,794
Foreign currency exchange rate appreciation (depreciation)			1.20%	1.20%	5.40%	5.40%	6.70%	6.70%
Operating lease right of use asset			¥ 81,055						11,643,000
Operating Lease Liability			75,848						10,895,000
Operating lease liability current			¥ 52,781						$ 7,582,000
Operating lease liability noncurrent | ¥										¥ 54,596
Weighted Average Remaining Lease Term			8 months 1 day						8 months 1 day
Weighted average discount rate			4.63%						4.63%
Operating leases, rental expenses			¥ 72,185	$ 10,369,000
Accounting Standards Update 2016-02 [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use asset | ¥										184,849
Operating Lease Liability | ¥										176,376
Operating lease liability current | ¥										¥ 121,780
T- T- P- Car Inc [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Consideration of Investment as convertible bond | $									$ 100,000,000
Additional principal amount which the group have the right to purchase | $				$ 65,000,000
Convertible bond, interest rate			8.00%	8.00%
Investments as convertible bond, closing term			3 years	3 years
Allocated initial investment amount at fair value | $									100,000,000
Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants | ¥					¥ 45,190		¥ 25,657
Operating leases, rental expenses			¥ 147,694	$ 21,215,000
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits			¥ 12,800,310		¥ 10,066,458				$ 1,838,649,000
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer			0	0	0	0	0	0
Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate		14.00%	10.00%	10.00%
Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate	13.00%
Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate			10.00%	10.00%
Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate	13.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		17.00%	13.00%	13.00%
Value added tax refund rate			3.00%	3.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	16.00%
Leads Generation Services [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate			13.00%	13.00%
Value added tax refund rate			3.00%	3.00%
Leads Generation Services [Member] | Chengdu Prbrownies Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate	16.00%